Retirement Benefits - Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Net asset value per share practical expedient(a)	$ 17.4	$ 15.7
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	173.4	164.8	$ 179.3
Non-U.S. Plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 156.0	$ 149.1